SCHEDULE OF REVENUE CLASSIFIED BY TIMING OF REVENUE RECOGNITION (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Disaggregation of Revenue [Line Items]
Total	$ 2,179,189	$ 2,683,126	$ 2,124,496
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total		112,607	94,727
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total	$ 2,179,189	$ 2,570,519	$ 2,029,769